Shareholders Equity (Unaudited) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Beginning balances at Jul. 21, 2009	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balances, shares at Jul. 21, 2009	0	0
Issuance of common stock on cash		1,042	59,678	0	60,720
Issuance of common stock on cash, shares		104,208,000
Net loss				(63,503)	(63,503)
Ending balances at Jun. 30, 2010	0	1,042	59,678	(63,503)	(2,783)
Ending balances, shares at Jun. 30, 2010	0	104,208,000
Net loss				(21,254)	(21,254)
Ending balances at Jun. 30, 2011	0				(24,037)
Ending balances, shares at Jun. 30, 2011	0	1,042	59,678	(84,757)	(24,037)
Issuance of common stock on cash		104,208,000
Net loss				(26,060)	(26,060)
Ending balances at Jun. 30, 2012	$ 0	$ 1,042	$ 59,678	$ (110,817)	$ (50,097)
Ending balances, shares at Jun. 30, 2012	0	104,208,000